INCOME TAX - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 49,175
Deferred	(572,885)	$ (300,205)
Change in valuation allowance	572,885	$ 300,205
Income tax provision	$ 49,175